Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	479,442,394.85	30,875
Yield Supplement Overcollateralization Amount 05/31/19	21,693,195.73	0
Receivables Balance 05/31/19	501,135,590.58	30,875
Principal Payments	19,911,269.75	806
Defaulted Receivables	1,254,799.86	71
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	20,380,923.02	0
Pool Balance at 06/30/19	459,588,597.95	29,998

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.00%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	11,342,291.60	657
Past Due 61-90 days	3,386,262.74	198
Past Due 91-120 days	473,149.33	36
Past Due 121+ days	0.00	0
Total	15,201,703.67	891

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.17%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Delinquency Trigger Occurred	NO

Recoveries	887,514.61
Aggregate Net Losses/(Gains) - June 2019	367,285.25
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.88%
Prior Net Losses Ratio	0.95%
Second Prior Net Losses Ratio	0.93%
Third Prior Net Losses Ratio	1.09%
Four Month Average	0.96%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.86%

Overcollateralization Target Amount	20,681,486.91
Actual Overcollateralization	20,681,486.91
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	6.60%
Weighted Average Remaining Term	41.30

Flow of Funds	$ Amount

Collections	22,346,168.13
Investment Earnings on Cash Accounts	7,842.14
Servicing Fee	(417,612.99)
Transfer to Collection Account	0.00
Available Funds	21,936,397.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	705,071.46
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,960,376.04
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,202,128.11

Total Distributions of Available Funds	21,936,397.28

Servicing Fee	417,612.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 06/17/19	457,867,487.08
Principal Paid	18,960,376.04
Note Balance @ 07/15/19	438,907,111.04

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2a
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2b
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-3
Note Balance @ 06/17/19	328,417,487.08
Principal Paid	18,960,376.04
Note Balance @ 07/15/19	309,457,111.04
Note Factor @ 07/15/19	72.6425143%

Class A-4
Note Balance @ 06/17/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	94,750,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	34,700,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	773,893.13
Total Principal Paid	18,960,376.04
Total Paid	19,734,269.17

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.39425%
Coupon	2.53425%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	528,204.79
Principal Paid	18,960,376.04
Total Paid to A-3 Holders	19,488,580.83

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6159363
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0904342
Total Distribution Amount	15.7063705

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2399173
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.5079250
Total A-3 Distribution Amount	45.7478423

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	3,213,436.41
Investment Earnings	6,128.48
Investment Earnings Paid	(6,128.48)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41